EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period Abstract
EVENTS AFTER THE REPORTING PERIOD [Text Block]

22. Events after the reporting period

In February 2022, the Company completed a non-brokered private placement of 5,650,000 units of the Company at a price of Cdn$0.55 per unit for gross proceeds of $2,447,236 (Cdn$3,107,500). Each such unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole common share purchase warrant, a "C-Warrant") of the Company, with each C-Warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 24 months following the closing date of the issuance of the units.The Company intends to use the proceeds from the financing for the continued development of the Company's Adumbi and Makapela gold deposits and for general corporate purposes.